S000076296 [Member] Investment Strategy - Bridge Builder Tax Managed International Equity Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities and other instruments, such as investment companies that seek to track the performance of equity securities. The investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.
The Fund primarily invests in non-U.S. companies. A non-U.S. company is a company economically tied to a country other than the United States. In determining whether a company is economically tied to a country other than the United States, the Adviser or a Sub-adviser will consider whether the company:
●	Is organized under the laws of a country other than the United States;
●	Has a class of securities whose principal securities market is in a country other than the United States;
●	Has its principal office in a country other than the United States;
●	Derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in one or more countries other than the United States; or
●	Maintains 50% or more of its assets in one or more countries other than the United States.
Such a determination can also be based on the classifications assigned to a company by the Fund’s benchmark index provider.
The Fund may invest in companies of any capitalization. The Fund invests principally in equity securities issued by companies in developed countries, but, consistent with its 80% investment policy, the Fund may also invest in companies in emerging markets or developing countries. The Fund may also invest in U.S. dollar-denominated securities issued by foreign entities, American Depositary Receipts (“ADRs”), or Global Depositary Receipts (“GDRs”). The Fund does not intend to hedge the currency exposure that may be created by its investments in securities denominated in foreign currencies, although a Sub-adviser (defined below) may consider currency risks as part of its investment process.
The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”), that have characteristics that are consistent with the Fund’s investment strategies. Any investment companies that provide exposure to the investment focus suggested by the Fund’s name are counted toward compliance with the Fund’s 80% investment policy. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”) that own and/or manage properties. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2026, the Fund had significant exposure to securities of companies in the financials sector. From time to time, the Fund may also focus its investments in a particular country or geographic region, such as the United Kingdom or Japan.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that have been or will be retained by the Fund and the Adviser. The Fund implements the investment recommendations of the Sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric” and, together with the Fund’s other sub- advisers, the “Sub-advisers”) as overlay manager appointed by the Adviser. In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Fund. In this role, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to certain designated indices, as described in additional detail below.
Each Sub-adviser (other than Parametric in its role as overlay manager) manages its allocated portion of the Fund’s portfolio by providing a model portfolio to Parametric on an ongoing basis that represents that Sub-adviser’s recommendation as to the securities to be purchased, sold or retained by the Fund. Parametric, as the overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-advisers, including with respect to each direct indexing portion of the Fund, with the weighting of each Sub-adviser’s model in the total portfolio determined by the Adviser.
Each Sub-adviser may use both its own proprietary and external research and securities selection processes in constructing its model portfolio. Pursuant to direction from the Adviser, Parametric has limited authority to vary from the models, primarily for the purpose of efficient tax management of the Fund’s securities transactions. Parametric seeks to manage the impact of taxes through active tax management strategies, including tax lot management, which impacts tax loss harvesting, capital gain deferral, and the minimization of wash sales. The Adviser may also direct Parametric to adjust the portfolio to implement the Adviser’s forward-looking views regarding various portfolio characteristics or factors, or for risk management purposes. Parametric may also vary the portfolio implementation to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives as directed by the Adviser.
In connection with the construction of the Fund’s portfolio, the Adviser allocates Fund assets to the following Sub-advisers: J.P. Morgan Investment Management Inc. (“JPMIM”), Parametric, Pzena Investment Management, LLC (“Pzena”), Thompson, Siegel & Walmsley LLC (“TSW”), and Walter Scott & Partners Limited (“Walter Scott”). The Adviser may adjust the weighting of Fund assets allocated to each Sub-adviser’s model at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser.
Below is a summary of each Sub-adviser’s principal investment strategies.
JPMIM’s Principal Investment Strategies
Under normal conditions, JPMIM will recommend investments in the equity securities of foreign companies of various market capitalizations, including foreign subsidiaries of U.S. companies. In constructing its model portfolio, JPMIM may recommend that a substantial part of the model’s assets be invested in just one region or country. In making determinations regarding investments in the securities of a particular country or currency, JPMIM will evaluate the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. JPMIM may increase or decrease the emphasis on a type of security, sector, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, sector growth, credit quality and interest rate trends. JPMIM may recommend securities where the issuer is located in one country but the security is denominated in the currency of another.
Parametric’s Principal Investment Strategies
In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Fund. This strategy is designed to provide the Fund with exposure to the MSCI EAFE Growth Index and the MSCI EAFE Value Index while maximizing after-tax returns through a variety of tax management techniques. The strategy seeks to exceed its benchmark on an after-tax basis. The criterion for the selection of investments is inclusion within the MSCI EAFE Growth Index or the MSCI EAFE Value Index.
Pzena’s Principal Investment Strategies
Pzena focuses on deep value investing, seeking to identify international securities that are trading at prices substantially below their intrinsic value but have solid long-term prospects. Pzena may also recommend investments in emerging markets securities. Pzena performs fundamental research using a bottom-up security selection process.
TSW’s Principal Investment Strategies
TSW employs a relative value investment approach supported by rigorous fundamental analysis. TSW’s model portfolio is characterized by broad diversification on both a geographic and sector basis, below-average valuation measures, and low annual turnover. TSW currently anticipates recommending investments in countries other than the United States. TSW will recommend primarily common stocks of companies listed on foreign securities exchanges of varying sizes as measured by assets, sales or market capitalization, and will recommend primarily securities of companies domiciled in developed markets.
Walter Scott’s Principal Investment Strategies
Walter Scott seeks a favorable real rate of return over the long term. Walter Scott seeks stocks that will perform relatively well and will grow to a higher weight in the model portfolio. Walter Scott selects companies based on fundamental company analysis and a bottom-up research process. Walter Scott recommends the purchase of these companies with no near-term expectation of recommending the sale of such companies. Walter Scott’s approach expects its model portfolio to realize low portfolio turnover.